Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110

August 3, 2021

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Partners Equity Trust

(Filing relates to BrandywineGLOBAL – Corporate Credit Fund and BrandywineGLOBAL – High Yield Fund (the “Funds”))

(File Nos. 33-43446 and 811-06444)

Ladies and Gentlemen:

On behalf of Legg Mason Partners Equity Trust, a Maryland statutory trust (the “Trust”), we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), that the forms of Prospectuses and the Statement of Additional Information relating to the Funds, each a series of the Trust, that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act upon the effectiveness of Post-Effective Amendment No. 498 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from those contained in the Amendment. The Amendment was filed via the EDGAR system on July 26, 2021 and became effective on July 30, 2021.

Please call the undersigned at (617) 951-8267 with any comments or questions relating to the filing.

Sincerely,

/s/ Barry Hurwitz

Barry Hurwitz